Intangible Assets-Allocating Goodwill To Cash_Generating Units And Related Information For Impairment Testing(Details)	12 Months Ended
	Dec. 31, 2017 KRW (₩)
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 261,190,000,000	[1]
Recoverable amount exceeded carrying amount	13,225,411,000,000	[1]
Retail Banking
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	49,315,000,000
Recoverable amount exceeded carrying amount	₩ 8,957,260,000,000
Discount rate	20.47%
Permanent growth rate	1.00%
Corporate Banking
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 15,973,000,000
Recoverable amount exceeded carrying amount	₩ 3,448,191,000,000
Discount rate	20.81%
Permanent growth rate	1.00%
Kookmin Bank Cambodia PLC.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 0
Recoverable amount exceeded carrying amount	₩ 0
Discount rate	27.57%
Permanent growth rate	1.00%
KB Securities Co., Ltd.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 58,889,000,000	[2]
Recoverable amount exceeded carrying amount	₩ 145,177,000,000	[2]
Discount rate	25.71%
Permanent growth rate	1.00%
KB Capital Co.,Ltd.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 79,609,000,000
Recoverable amount exceeded carrying amount	₩ 623,381,000,000
Discount rate	13.00%
Permanent growth rate	1.00%
KB Savings Bank Co., Ltd.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 57,404,000,000
Recoverable amount exceeded carrying amount	₩ 51,402,000,000
Discount rate	14.91%
Permanent growth rate	1.00%

[1]	Goodwill occurred from a business combination during 2017 has not been tested for impairment.
[2]	The amount occurred from formerly known as KB Investment & Securities Co., Ltd.